Issued Capital and Reserves (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	6 Months Ended	12 Months Ended
	Feb. 21, 2020	Jul. 10, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries
Number of shares issued			20,000	20,000	20,000
Par value per share			$ 1	$ 1	$ 1
Dividends paid	$ 27,500		$ 33,881	$ 0	$ 0
Navios Holdings
Disclosure of subsidiaries
Dividends paid		$ 6,381